Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss on contract assets	$ 0.0	$ 0.0
REVENUE	5,071.1	5,859.4	$ 6,203.9
Impairment losses recognized for costs to obtain contracts	0.0
Performance obligations partially achieved in prior year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	13.8
Performance obligations satisfied partially [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	16,300.0
Performance obligations expected to be satisfied in next five years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	12,800.0
Contract Liabilities [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 785.9	$ 652.7	$ 678.7